                                  UNITED STATES

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                             MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

                 500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                     Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                     (Name and address of agents for service)

        Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                         Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                           MFS(R) INSTITUTIONAL TRUST
                                 ANNUAL REPORT

                                                                        6/30/07
                                                                        IIE-ANN

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND


TABLE OF CONTENTS
---------------------------------------------------------------
LETTER FROM THE CEO                                           1
---------------------------------------------------------------
PORTFOLIO COMPOSITION                                         2
---------------------------------------------------------------
MANAGEMENT REVIEW                                             3
---------------------------------------------------------------
PERFORMANCE SUMMARY                                           5
---------------------------------------------------------------
EXPENSE TABLE                                                 6
---------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      7
---------------------------------------------------------------
FINANCIAL STATEMENTS                                          9
---------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                13
---------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM      17
---------------------------------------------------------------
TRUSTEES AND OFFICERS                                        18
---------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                21
---------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                        21
---------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                               21
---------------------------------------------------------------
FEDERAL TAX INFORMATION                                      21
---------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                        22
---------------------------------------------------------------
CONTACT INFORMATION                                  BACK COVER

-------------------------------------------------------------------------------

THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                             100.0%

              TOP TEN HOLDINGS

              Nestle S.A.                                 4.3%
              ------------------------------------------------
              Roche Holding AG                            3.6%
              ------------------------------------------------
              Reckitt Benckiser PLC                       3.0%
              ------------------------------------------------
              Schneider Electric S.A.                     3.0%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.9%
              ------------------------------------------------
              UBS AG                                      2.9%
              ------------------------------------------------
              Kao Corp.                                   2.8%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.7%
              ------------------------------------------------
              E.ON AG                                     2.7%
              ------------------------------------------------
              TOTAL S.A.                                  2.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.5%
              ------------------------------------------------
              Consumer Staples                           15.8%
              ------------------------------------------------
              Health Care                                 9.9%
              ------------------------------------------------
              Technology                                  8.7%
              ------------------------------------------------
              Basic Materials                             7.3%
              ------------------------------------------------
              Leisure                                     6.3%
              ------------------------------------------------
              Industrial Goods & Services                 6.0%
              ------------------------------------------------
              Retailing                                   5.5%
              ------------------------------------------------
              Energy                                      5.4%
              ------------------------------------------------
              Utilities & Communications                  5.4%
              ------------------------------------------------
              Autos & Housing                             5.2%
              ------------------------------------------------
              Transportation                              2.5%
              ------------------------------------------------
              Special Products & Services                 1.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              France                                     21.1%
              ------------------------------------------------
              United Kingdom                             20.9%
              ------------------------------------------------
              Japan                                      17.8%
              ------------------------------------------------
              Switzerland                                16.9%
              ------------------------------------------------
              Germany                                     9.1%
              ------------------------------------------------
              Netherlands                                 2.5%
              ------------------------------------------------
              South Korea                                 1.8%
              ------------------------------------------------
              Italy                                       1.5%
              ------------------------------------------------
              Singapore                                   1.1%
              ------------------------------------------------
              Other Countries                             7.3%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/07.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2007, the MFS Institutional International Equity Fund provided a total return of 25.00%, at net asset value. This compares with a return of 27.54% for the fund's benchmark, the MSCI EAFE Index.

MARKET ENVIRONMENT

During the reporting period, the U.S. economy continued to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, the global economy remained in the midst of its fastest expansion since the 1970s. Around the world, economies were growing more than expected as domestic demand improved and world trade accelerated. With the stronger growth, however, came increased concern about rising inflation, especially as capacity became more constrained, wages rose, and oil prices advanced.

Rising interest rates did not dampen world economic activity but sparked a growing sense of risk aversion among some investors. Global stock and bond markets sold off in early June as investors, in our opinion, began to react fearfully to the potential loss of liquidity in the global financial systems. Around the world, central banks, with the exception of the U.S. Federal Reserve Board, had been raising or were expected to raise interest rates in efforts to curb fears of rising inflation that had been spurred by strong global growth.

DETRACTORS FROM PERFORMANCE

A combination of security selection and overweighting the portfolio's industrial goods and services sector detracted from relative performance. Our overweighted position in Japanese industrial adhesive tapes maker Nitto Denko(g) was among the top detractors.

Security selection and underweighting the basic materials and autos and housing sectors also held back relative performance over the reporting period, although no holdings in either sector were among the top detractors.

Elsewhere in the portfolio, our holdings of electronics manufacturer Samsung Electronics(aa) hurt results as shares suffered from pricing pressure for LCD and memory components. Overweighted positions in French pharmaceutical company Sanoifi-Aventis(g), Swiss pharmaceutical and diagnostic company Roche, and U.K.-based pharmaceutical firm GlaxoSmithKline also held back fund performance relative to the benchmark.

Other individual positions that hurt results included Japanese financial services company Shinsei Bank, Japanese consumer finance firm Aeon Credit Service, and Japanese household and industrial products manufacturer Kao. Not owning U.K.-based telecom company Vodafone also detracted from results as this benchmark constituent outperformed the index.

The fund's cash position was also a detractor from relative performance. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

During the reporting period, our currency exposure was a detractor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our funds to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Stock selection, and to a lesser extent, underweighting the financial services sector benefited performance as this sector underperformed the benchmark over the reporting period. The portfolio derived solid gains from our investments in Swiss wealth management firm Julius Baer(aa) and Australian insurance company QBE Insurance. Not owning benchmark constituent Mitsubishi UFJ Financial, a Japanese diversified financial services firm, was another positive factor as shares of this firm performed poorly relative to the benchmark.

In the retailing sector, stock selection helped boost the portfolio's relative performance. Our overweighted position in U.K.-based supermarkets and convenient stores operators Tesco paid off as full year earnings exceeded expectations due to higher operating margins. Li & Fung Limited, a Hong Kong-based supply chain management firm, also posted solid gains.

Within the energy sector, our avoidance of integrated oil company BP (U.K.) benefited results as this benchmark constituent underperformed the index over the period.

Elsewhere in the fund, overweighting U.K.-based household products manufacturer Reckitt Benckiser was the portfolio's top contributor. The fund also benefited from investments in Japanese video game maker Nintendo and healthcare products maker Bayer. Our position in Spanish electric utility company Iberdrola(g) also aided results.

Respectfully,

David Mannheim                                Marcus Smith
Portfolio Manager                             Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/07

The following chart illustrates the fund's historical performance in comparison to its benchmark. Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. The minimum initial investment is generally $3 million. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT

                      MFS Institutional
                        International
                         Equity Fund         MSCI EAFE Index
          6/97           $3,000,000            $3,000,000
          6/98            3,304,000             3,191,400
          6/99            3,328,400             3,444,300
          6/00            4,372,700             4,045,100
          6/01            3,609,300             3,101,700
          6/02            3,519,200             2,815,900
          6/03            3,490,300             2,645,300
          6/04            4,446,400             3,514,300
          6/05            4,922,900             4,010,700
          6/06            6,345,000             5,096,300
          6/07            7,931,511             6,499,507

TOTAL RETURNS THROUGH 6/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

                           Fund
                     commencement date         1-yr        5-yr         10-yr
-------------------------------------------------------------------------------
                          1/30/96             25.00%       17.65%       10.21%
-------------------------------------------------------------------------------

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
MSCI EAFE Index (f)                           27.54%       18.21%        8.04%
-------------------------------------------------------------------------------

(f) Source: FactSet Research Systems Inc.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index - a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a shareholder of the fund, you incur ongoing costs including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     1/01/07-
Class                       Ratio      1/01/07          6/30/07        6/30/07
--------------------------------------------------------------------------------
    Actual                  0.75%    $1,000.00         $1,089.90        $3.89
--------------------------------------------------------------------------------
    Hypothetical (h)        0.75%    $1,000.00         $1,021.08        $3.76
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

ISSUER                                                        SHARES/PAR             VALUE ($)

COMMON STOCKS - 100.0%

ALCOHOLIC BEVERAGES - 5.0%
Diageo PLC                                                     2,790,534        $   57,953,407
Heineken N.V                                                     412,210            24,211,936
Pernod Ricard S.A                                                259,828            57,483,730
                                                                                --------------
                                                                                $  139,649,073
                                                                                --------------
APPAREL MANUFACTURERS - 3.9%
Li & Fung Ltd.                                                 7,273,000        $   26,187,638
LVMH Moet Hennessy Louis Vuitton S.A                             706,738            81,453,964
                                                                                --------------
                                                                                $  107,641,602
                                                                                --------------
AUTOMOTIVE - 5.2%
Bayerische Motoren Werke AG                                      463,520        $   30,072,305
Bridgestone Corp.                                              1,081,400            23,181,324
Continental AG                                                   180,816            25,505,893
Toyota Motor Corp.                                             1,019,500            64,569,851
                                                                                --------------
                                                                                $  143,329,373
                                                                                --------------
BIOTECHNOLOGY - 0.5%
Actelion Ltd. (a)                                                311,250        $   13,887,809
                                                                                --------------
BROADCASTING - 3.4%
Societe Television Francaise 1                                   511,280        $   17,686,684
Vivendi S.A                                                      489,250            21,036,969
WPP Group PLC                                                  3,795,910            56,771,784
                                                                                --------------
                                                                                $   95,495,437
                                                                                --------------
BROKERAGE & ASSET MANAGERS - 3.0%
Julius Baer Holding Ltd.                                         511,448        $   36,559,756
Nomura Holdings, Inc.                                          2,320,700            45,224,960
                                                                                --------------
                                                                                $   81,784,716
                                                                                --------------
CHEMICALS - 1.6%
Givaudan S.A                                                      46,140        $   45,546,985
                                                                                --------------
CONGLOMERATES - 1.5%
Smiths Group PLC                                               1,789,664        $   42,577,256
                                                                                --------------
CONSUMER GOODS & SERVICES - 6.5%
Kao Corp.                                                      2,972,000        $   76,981,690
L'Oreal S.A                                                      178,010            21,039,057
Reckitt Benckiser PLC                                          1,513,912            82,876,657
                                                                                --------------
                                                                                $  180,897,404
                                                                                --------------
ELECTRICAL EQUIPMENT - 4.9%
Legrand S.A                                                      912,570        $   32,840,506
OMRON Corp.                                                      792,300            20,844,075
Schneider Electric S.A                                           591,126            82,776,960
                                                                                --------------
                                                                                $  136,461,541
                                                                                --------------
ELECTRONICS - 8.0%
Canon, Inc.                                                    1,099,400        $   64,541,935
Hirose Electric Co. Ltd.                                         115,800            15,251,317
Nintendo Co. Ltd.                                                 57,100            20,910,316
Ricoh Co. Ltd.                                                 2,093,000            48,435,305
Samsung Electronics Co. Ltd.                                      80,962            49,601,658
Samsung Electronics Co. Ltd., GDR                                      1                   308
Taiwan Semiconductor Manufacturing Co. Ltd., ADR               2,014,750            22,424,168
                                                                                --------------
                                                                                $  221,165,007
                                                                                --------------
ENERGY - INTEGRATED - 5.4%
BG Group PLC                                                   1,423,689        $   23,367,401
Royal Dutch Shell PLC, "A"                                     1,310,110            53,353,749
TOTAL S.A                                                        912,952            74,110,249
                                                                                --------------
                                                                                $  150,831,399
                                                                                --------------
FOOD & BEVERAGES - 4.3%
Nestle S.A                                                       311,479        $  118,266,822
                                                                                --------------
FOOD & DRUG STORES - 0.9%
Tesco PLC                                                      3,074,748        $   25,733,831
                                                                                --------------
GAMING & LODGING - 2.9%
Ladbrokes PLC                                                  3,449,484        $   29,827,401
William Hill PLC                                               4,091,485            50,117,785
                                                                                --------------
                                                                                $   79,945,186
                                                                                --------------
INSURANCE - 5.6%
Assicurazioni Generali S.p.A                                     343,456        $   13,751,341
AXA                                                            1,425,491            61,168,797
QBE Insurance Group Ltd.                                         873,408            23,106,913
Swiss Reinsurance Co.                                            641,446            58,447,937
                                                                                --------------
                                                                                $  156,474,988
                                                                                --------------
MACHINERY & TOOLS - 1.1%
Fanuc Ltd.                                                       304,800        $   31,481,109
                                                                                --------------
MAJOR BANKS - 5.8%
Banca Intesa S.p.A                                             3,759,590        $   27,959,319
Banco Bilbao Vizcaya Argentaria S.A                            1,126,840            27,539,164
Credit Agricole S.A                                            1,482,950            60,150,542
Erste Bank der Oesterreichischen Sparkassen AG                   374,570            29,241,951
Shizuoka Bank Ltd.                                             1,582,000            16,057,001
                                                                                --------------
                                                                                $  160,947,977
                                                                                --------------
MEDICAL EQUIPMENT - 0.6%
Synthes, Inc.                                                    129,820        $   15,576,378
                                                                                --------------
METALS & MINING - 0.9%
BHP Billiton PLC                                                 881,380        $   24,438,267
                                                                                --------------
NATURAL GAS - DISTRIBUTION - 1.6%
Gaz de France                                                    544,600        $   27,442,056
Tokyo Gas Co. Ltd.                                             3,632,000            17,222,914
                                                                                --------------
                                                                                $   44,664,970
                                                                                --------------
NETWORK & TELECOM - 0.7%
Ericsson, Inc., "B"                                            4,923,700        $   19,635,191
                                                                                --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.1%
Aeon Credit Service Co. Ltd.                                   1,053,400        $   16,713,439
Bangkok Bank Public Co. Ltd.                                   1,615,440             5,708,434
HSBC Holdings PLC                                              2,037,980            37,334,155
Komercni Banka A.S                                                85,431            15,902,183
PT Bank Central Asia Tbk                                      20,703,500            12,488,553
Shinsei Bank Ltd.                                                182,000               735,951
UBS AG                                                         1,356,820            81,086,173
                                                                                --------------
                                                                                $  169,968,888
                                                                                --------------
PHARMACEUTICALS - 8.8%
Bayer AG                                                         922,000        $   69,848,143
GlaxoSmithKline PLC                                            2,897,420            75,911,886
Roche Holding AG                                                 561,400            99,560,137
                                                                                --------------
                                                                                $  245,320,166
                                                                                --------------
RAILROAD & SHIPPING - 0.9%
Canadian National Railway Co.                                    499,216        $   25,425,071
                                                                                --------------
SPECIALTY CHEMICALS - 4.8%
Air Liquide S.A                                                  364,456        $   47,826,571
Asahi Glass Co. Ltd.                                           2,432,000            32,859,795
Linde AG                                                         441,640            53,279,875
                                                                                --------------
                                                                                $  133,966,241
                                                                                --------------
SPECIALTY STORES - 0.7%
NEXT PLC                                                         475,874        $   19,072,998
                                                                                --------------
TELEPHONE SERVICES - 1.1%
Singapore Telecommunications Ltd.                             13,665,050        $   30,363,801
                                                                                --------------
TRUCKING - 1.6%
TNT N.V                                                          981,720        $   44,272,664
                                                                                --------------
UTILITIES - ELECTRIC POWER - 2.7%
E.ON AG                                                          446,010        $   74,942,810
                                                                                --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $2,263,410,476)                                               $2,779,764,960
                                                                                --------------

SHORT-TERM OBLIGATIONS - 2.0%
Edison Asset Securitization LLC, 5.35%, due 7/02/07,
at Amortized Cost and Value (t)(y)                          $ 54,542,000        $   54,533,894
                                                                                --------------
TOTAL INVESTMENTS
(IDENTIFIED COST, $2,317,944,370) (k)                                           $2,834,298,854
                                                                                --------------
OTHER ASSETS,
LESS LIABILITIES - (2.0)%                                                          (56,194,006)
                                                                                --------------
NET ASSETS - 100.0%                                                             $2,778,104,848
                                                                                --------------

(a) Non-income producing security.
(k) As of June 30, 2007, the fund had 44 securities that were fair valued, aggregating
    $1,955,056,417 and 68.98% of market value, in accordance with the policies adopted by the
    Board of Trustees.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under
    Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 6/30/07


ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $2,317,944,370)                               $2,834,298,854
Cash                                                                                          83,509
Foreign currency, at value (identified cost, $16,199,802)                                 16,430,479
Receivable for fund shares sold                                                            3,808,344
Interest and dividends receivable                                                          4,278,960
Receivable from investment adviser                                                           240,433
Other assets                                                                                  21,664
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $2,859,162,243
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        $54,176,692
Payable for fund shares reacquired                                                        26,193,525
Payable to affiliates
  Management fee                                                                             171,061
  Shareholder servicing costs                                                                  3,358
  Administrative services fee                                                                  3,826
Payable for independent trustees' compensation                                                 5,717
Accrued expenses and other liabilities                                                       503,216
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $81,057,395
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $2,778,104,848
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $2,100,376,431
Unrealized appreciation (depreciation) on investments and translation of assets
and liabilities in foreign currencies (net of $36,899 deferred country tax)              516,489,796
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                             116,524,500
Undistributed net investment income                                                       44,714,121
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $2,778,104,848
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                         127,956,789
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $2,778,104,848/127,956,789
shares of beneficial interest outstanding)                                                                             $21.71
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 6/30/07


NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                               $71,958,979
  Interest                                                                                  4,013,335
  Foreign taxes withheld                                                                   (5,956,282)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $70,016,032
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                          $17,755,768
  Shareholder servicing costs                                                                 183,664
  Administrative services fee                                                                 409,699
  Independent trustees' compensation                                                           42,624
  Custodian fee                                                                             1,078,160
  Shareholder communications                                                                   11,740
  Auditing fees                                                                                39,337
  Legal fees                                                                                   42,867
  Miscellaneous                                                                               210,981
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                    $19,774,840
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                        (37,089)
  Reduction of expenses by investment adviser                                              (2,019,072)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                      $17,718,679
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $52,297,353
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $70,161 country tax)                                   $191,822,552
  Foreign currency transactions                                                              (863,360)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                        $190,959,192
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $36,899 increase in deferred country tax)                          $275,357,157
  Translation of assets and liabilities in foreign currencies                                 146,447
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $275,503,604
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $466,462,796
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                             $518,760,149
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 6/30                                                                               2007                      2006
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $52,297,353              $56,571,880
Net realized gain (loss) on investments and foreign currency transactions                190,959,192              132,405,616
Net unrealized gain (loss) on investments and foreign currency translation               275,503,604              160,374,250
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $518,760,149             $349,351,746
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                              $(58,324,440)            $(16,055,801
From net realized gain on investments and foreign currency transactions                 (169,436,495)             (36,659,139
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(227,760,935)            $(52,714,940
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                       $523,575,035             $630,286,361
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                              $814,574,249             $926,923,167
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                 1,963,530,599            1,036,607,432
At end of period (including undistributed net investment income of $44,714,121
and $50,861,139, respectively)                                                        $2,778,104,848           $1,963,530,599
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                       YEARS ENDED 6/30
                                                             ------------------------------------------------------------------
                                                               2007            2006            2005           2004         2003
Net asset value, beginning of period                         $19.22          $15.48          $14.73         $11.61       $11.77
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                     $0.45           $0.68           $0.26          $0.21        $0.17
Net realized and unrealized gain (loss) on investments
and foreign currency                                           4.16            3.72            1.34           2.97        (0.27)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              $4.61           $4.40           $1.60          $3.18       $(0.10)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                   $(0.54)         $(0.20)         $(0.17)        $(0.06)      $(0.06)
From net realized gain on investments and foreign
currency transactions                                         (1.58)          (0.46)          (0.68)            --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                 $(2.12)         $(0.66)         $(0.85)        $(0.06)      $(0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $21.71          $19.22          $15.48         $14.73       $11.61
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                       25.00           28.89           10.72          27.39        (0.82)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         0.83            0.86            0.92           0.92         1.04
Expenses after expense reductions (f)                          0.75            0.75            0.75           0.75         0.78
Net investment income                                          2.21            3.82            1.68           1.57         1.66
Portfolio turnover                                               42              45              45             53           55
Net assets at end of period (000 Omitted)                $2,778,105      $1,963,531      $1,036,607       $604,987     $202,796
-------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2007, there were no securities on loan.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

                                               6/30/07        6/30/06

        Ordinary income (including any
        short-term capital gains)          $74,417,715    $19,532,579
        Long-term capital gain             153,343,220     33,182,361
        -------------------------------------------------------------
                                          $227,760,935    $52,714,940

The federal tax cost and the tax basis components of distributable earnings were as follows:

        AS OF 06/30/07

        Cost of investments                            $2,322,189,963
        -------------------------------------------------------------
        Gross appreciation                               $543,762,598
        Gross depreciation                                (31,653,707)
        -------------------------------------------------------------
        Net unrealized appreciation (depreciation)       $512,108,891
        Undistributed ordinary income                     $51,670,359
        Undistributed long-term capital gain              113,939,852
        Other temporary differences                             9,315

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses. This written agreement will continue through October 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended June 30, 2007, this reduction amounted to $2,007,361 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended June 30, 2007, the fee was $177,558, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2007, these costs amounted to $3,149. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended June 30, 2007 was equivalent to an annual effective rate of 0.0173% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended June 30, 2007, the fee paid to Tarantino LLC was $14,949. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $11,711, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, in-kind transactions, and short-term obligations, aggregated $1,331,894,932 and $978,747,008, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                            YEAR ENDED 6/30/07                 YEAR ENDED 6/30/06
                                                         SHARES            AMOUNT           SHARES            AMOUNT
Shares sold                                             37,715,605      $779,819,805       44,961,031      $806,586,146
Shares issued to shareholders in
reinvestment of distributions                           10,047,486       199,944,977        2,685,080        46,666,698
Shares reacquired                                      (21,949,663)     (456,189,747)     (12,449,876)     (222,966,483)
------------------------------------------------------------------------------------------------------------------------
Net change                                              25,813,428      $523,575,035       35,196,235      $630,286,361

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended June 30, 2007, the fund's commitment fee and interest expense were $8,320 and $3,871, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) IN-KIND SUBSCRIPTIONS

Under certain circumstances and when considered in the best interest of the fund, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss. On May 31, 2007, the fund received shares of securities through a subscription in-kind which were valued at $50,594,651. The fund issued 2,333,702 shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Institutional Trust and the Shareholders of MFS Institutional International Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Institutional International Equity Fund (one of the portfolios comprising MFS Institutional Trust (the "Trust")) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Institutional International Equity Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 21, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                   POSITION(s) HELD      TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND              SINCE(h)                       OTHER DIRECTORSHIPS(j)
-------------------                ----------------      ---------------      --------------------------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)           Trustee                   February 2004     Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(k)             Trustee                   February 2004     Massachusetts Financial Services Company, Chairman
(born 8/08/46)                                                             (since February 2004); MIT Sloan School (education),
                                                                           Senior Lecturer (since 2006); Secretary of Economic
                                                                           Affairs, The Commonwealth of Massachusetts (January 2002
                                                                           to December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                 Trustee and Chair of      February 1992     Private investor; Eastern Enterprises (diversified
(born 5/01/36)                 Trustees                                    services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(n)            Trustee                   January 2006      Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (until 2002)

Lawrence H. Cohn, M.D.         Trustee                   August 1993       Brigham and Women's Hospital, Chief of Cardiac Surgery
(born 3/11/37)                                                             (2005); Harvard Medical School, Professor of Cardiac
                                                                           Surgery; Physician Director of Medical Device Technology
                                                                           for Partners HealthCare

David H. Gunning               Trustee                   January 2004      Retired; Cleveland-Cliffs Inc. (mining products and
(born 5/30/42)                                                             service provider), Vice Chairman/Director (until May
                                                                           2007); Portman Limited (mining), Director (since 2005);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow               Trustee                   December 1993     Private investor and real estate consultant; Capitol
(born 9/27/41)                                                             Entertainment Management Company (video franchise), Vice
                                                                           Chairman; Atlantic Coast Tan (tanning salons), Vice
                                                                           Chairman (since 2002)

Michael Hegarty                Trustee                   December 2004     Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Lawrence T. Perera             Trustee                   July 1981         Hemenway & Barnes (attorneys), Partner
(born 6/23/35)

J. Dale Sherratt               Trustee                   August 1993       Insight Resources, Inc. (acquisition planning
(born 9/23/38)                                                             specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen              Trustee                   March 2005        New Profit, Inc. (venture philanthropy), Partner (since
(born 8/05/57)                                                             2006); Private investor; Prism Venture Partners (venture
                                                                           capital), Co-founder and General Partner (until June
                                                                           2004); The Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                  Trustee                   January 2006      Retired (since 1999); PricewaterhouseCoopers LLP
(born 5/18/41)                                                             (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)              President                 November 2005     Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004) Chief Compliance Officer (since December 2006);
                                                                           Fidelity Management & Research Company, Vice President
                                                                           (prior to March 2004); Fidelity Group of Funds,
                                                                           President and Treasurer (prior to March 2004)

Tracy Atkinson(k)              Treasurer                 September 2005    Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)       Assistant Secretary and   July 2005         Massachusetts Financial Services Company, Vice President
(born 1/18/74)                 Assistant Clerk                             and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April 2003)

Ethan D. Corey(k)              Assistant Secretary and   July 2005         Massachusetts Financial Services Company, Special
(born 11/21/63)                Assistant Clerk                             Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(k)          Assistant Treasurer       July 2005         Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (prior to June 2005)

Mark D. Fischer(k)             Assistant Treasurer       July 2005         Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian E. Langenfeld(k)         Assistant Secretary and   June 2006         Massachusetts Financial Services Company, Assistant Vice
(born 3/07/73)                 Assistant Clerk                             President and Counsel (since May 2006); John Hancock
                                                                           Advisers, LLC, Assistant Vice President and Counsel (May
                                                                           2005 to April 2006); John Hancock Advisers, LLC,
                                                                           Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan(k)              Assistant Treasurer       April 1997        Massachusetts Financial Services Company, Senior
(born 11/13/57)                                                            Vice President

Susan S. Newton(k)             Assistant Secretary and   May 2005          Massachusetts Financial Services Company, Senior Vice
(born 3/07/50)                 Assistant Clerk                             President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(k)            Assistant Secretary and   July 2005         Massachusetts Financial Services Company, Vice President
(born 11/05/70)                Assistant Clerk                             and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(k)            Secretary and Clerk       January 2006      Massachusetts Financial Services Company, Executive Vice
(born 5/01/52)                                                             President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino             Independent Chief         June 2004         Tarantino LLC (provider of compliance services),
(born 3/07/44)                 Compliance Officer                          Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (prior to March
                                                                           2003)

James O. Yost(k)               Assistant Treasurer       September 1990    Massachusetts Financial Services Company, Senior Vice
(born 6/12/60)                                                             President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005,
    MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs.
Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     Effective July 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                                     JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741                      One Chase Manhattan Plaza
                                                                New York, NY 10081
PORTFOLIO MANAGERS
David Mannheim                                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Marcus Smith                                                    Deloitte & Touche LLP
                                                                200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before November 1, 2007 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $163,226,681 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $45,879,857. The fund intends to pass through foreign tax credits of $2,231,329 for the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
9 a.m. to 5 p.m. ET

WRITE
MFS Investment Management(R)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                      MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                          MFS(R) INSTITUTIONAL TRUST
                                 ANNUAL REPORT

                                                                        6/30/07
                                                                        ILV-ANN

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

TABLE OF CONTENTS
------------------------------------------------------------------

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
MANAGEMENT REVIEW                                                3
------------------------------------------------------------------
PERFORMANCE SUMMARY                                              5
------------------------------------------------------------------
EXPENSE TABLE                                                    6
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         7
------------------------------------------------------------------
FINANCIAL STATEMENTS                                             9
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   13
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         17
------------------------------------------------------------------
TRUSTEES AND OFFICERS                                           18
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   21
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           21
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  21
------------------------------------------------------------------
FEDERAL TAX INFORMATION                                         21
------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                           22
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.1%
              Cash & Other Net Assets                     0.9%

              TOP TEN HOLDINGS

              Lockheed Martin Corp.                       3.6%
              ------------------------------------------------
              Altria Group, Inc.                          3.5%
              ------------------------------------------------
              Bank of America Corp.                       3.4%
              ------------------------------------------------
              Allstate Corp.                              3.1%
              ------------------------------------------------
              Citigroup, Inc.                             3.0%
              ------------------------------------------------
              MetLife, Inc.                               2.7%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.7%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.6%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.3%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         29.9%
              ------------------------------------------------
              Energy                                     12.6%
              ------------------------------------------------
              Industrial Goods & Services                11.1%
              ------------------------------------------------
              Consumer Staples                            9.0%
              ------------------------------------------------
              Health Care                                 8.6%
              ------------------------------------------------
              Utilities & Communications                  7.1%
              ------------------------------------------------
              Basic Materials                             4.4%
              ------------------------------------------------
              Retailing                                   4.3%
              ------------------------------------------------
              Technology                                  4.0%
              ------------------------------------------------
              Autos & Housing                             3.0%
              ------------------------------------------------
              Leisure                                     2.9%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------
              Special Products & Services                 1.1%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2007, the MFS Institutional Large Cap Value Fund provided a total return of 23.88%, at net asset value. This compares with a return of 21.87% for the fund's benchmark, the Russell 1000 Value Index.

MARKET ENVIRONMENT

During the reporting period, the U.S. economy continued to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, the global economy remained in the midst of its fastest expansion since the 1970s. Around the world, economies were growing more than expected as domestic demand improved and world trade accelerated. With the stronger growth, however, came increased concern about rising inflation, especially as capacity became more constrained, wages rose, and oil prices advanced.

Rising interest rates did not dampen world economic activity but sparked a growing sense of risk aversion among some investors. Global stock and bond markets sold off in early June as investors, in our opinion, began to react fearfully to the potential loss of liquidity in the global financial systems. Around the world, central banks, with the exception of the U.S. Federal Reserve Board, had been raising or were expected to raise interest rates in efforts to curb fears of rising inflation that had been spurred by strong global growth.

CONTRIBUTORS TO PERFORMANCE

For the Institutional Large Cap Value Fund, stock selection in the financial services sector was a positive factor for performance relative to its benchmark. Investment banking firm Goldman Sachs was the largest individual contributor to the portfolio's relative returns. Shares of Goldman Sachs rose as the company reported strong quarterly earnings and benefited from a robust capital markets environment. Not owning weak-performing financial services firm Wachovia, a benchmark constituent, also helped.

The combination of stock selection and an overweighted position in the strong-performing industrial goods and services sector aided results. Defense contractor Lockheed Martin(aa) and agricultural equipment manufacturer Deere & Co. were among the portfolio's top contributors. Lockheed Martin's gain was driven by strong revenue growth, improved margins, and key contract awards over the period. Deere & Co. turned in solid quarterly results and raised guidance for the fiscal year 2007.

The consumer staples sector also turned in favorable results, bolstered by strong stock selection. Tobacco company Altria helped relative returns as the stock outperformed the benchmark over the reporting period.

Stocks in other sectors that aided relative performance included voice and data communications services company Vodafone(aa), management consulting firm Accenture(aa), agrochemical company Syngenta(aa), athletic shoes and apparel manufacturer Nike(aa), and electric power utility company FPL Group.

DETRACTORS FROM PERFORMANCE

The combination of an underweighted position and stock selection in the utilities and communications sector held back relative results.
Telecommunications company AT&T and wireless services provider Sprint Nextel were among the portfolio's top detractors. Our avoidance of AT&T for a majority of the period negatively affected our results as the fund failed to capture that stock's strong performance over the reporting period.

Stock selection in the energy sector also had a negative impact on relative performance. The portfolio's underweighted positions in strong-performing integrated oil and gas companies Exxon Mobil and Chevron detracted from results.

Elsewhere in the portfolio, home improvement products maker Masco and an overweighted position in health care products maker Johnson & Johnson dampened relative returns. Concerns regarding the deterioration of the U.S. housing market and weaker-than-expected earnings due to rising raw materials prices weighed on Masco's shares during the period. Not owning fast food chain giant McDonald's also hurt as the stock outperformed the benchmark considerably.

Respectfully,

Steven Gorham              Nevin Chitkara
Portfolio Manager          Portfolio Manager

(aa) Security is not a benchmark constituent.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/07

The following chart illustrates the fund's historical performance in comparison to its benchmark. Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. The minimum initial investment is generally $3 million. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, May 1, 2001, through the stated period end.)

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, May 1, 2001, through the stated period end.)

                         MFS Institutional
                             Large Cap          Russell 1000
                             Value Fund         Value Index

          5/01               $3,000,000          $3,000,000
          6/01                2,973,000           2,999,400
          6/02                2,775,700           2,730,900
          6/03                2,673,300           2,702,900
          6/04                3,241,000           3,274,200
          6/05                3,664,000           3,734,500
          6/06                4,106,100           4,186,300
          6/07                5,086,695           5,101,653

TOTAL RETURNS THROUGH 6/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

                           Fund
                     commencement date       1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
                          5/01/01           23.88%      12.88%       8.94%
--------------------------------------------------------------------------------

COMPARATIVE BENCHMARK
--------------------------------------------------------------------------------
   Russell 1000 Value Index (f)             21.87%      13.31%       8.99%
--------------------------------------------------------------------------------

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, May 1, 2001, through the stated period end.

INDEX DEFINITION

Russell 1000 Value Index - constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                      Annualized     Beginning         Ending        Period(p)
                        Expense    Account Value   Account Value     1/01/07-
                         Ratio        1/01/07         6/30/07        6/30/07
--------------------------------------------------------------------------------
   Actual                0.55%       $1,000.00       $1,084.20         $2.84
--------------------------------------------------------------------------------
   Hypothetical (h)      0.55%       $1,000.00       $1,022.07         $2.76
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

ISSUER                                                                               SHARES/PAR     VALUE ($)
COMMON STOCKS - 99.1%
AEROSPACE - 7.4%
Lockheed Martin Corp.                                                                   31,820     $ 2,995,217
Northrop Grumman Corp.                                                                  22,450       1,748,182
United Technologies Corp.                                                               18,930       1,342,705
                                                                                                   -----------
                                                                                                   $ 6,086,104
                                                                                                   -----------
ALCOHOLIC BEVERAGES - 1.0%
Diageo PLC, ADR                                                                         10,260     $   854,761
                                                                                                   -----------
APPAREL MANUFACTURERS - 1.5%
Hanesbrands, Inc. (a)                                                                    2,320     $    62,710
NIKE, Inc., "B"                                                                         19,490       1,136,072
                                                                                                   -----------
                                                                                                   $ 1,198,782
                                                                                                   -----------
AUTOMOTIVE - 0.6%
Johnson Controls, Inc.                                                                   4,310     $   498,969
                                                                                                   -----------
BROADCASTING - 1.9%
Citadel Broadcasting Corp.                                                                 843     $     5,437
E.W. Scripps Co., "A"                                                                    3,600         164,484
Viacom, Inc., "B" (a)                                                                   15,330         638,188
Walt Disney Co.                                                                         10,980         374,857
WPP Group PLC, ADR                                                                       4,810         359,547
                                                                                                   -----------
                                                                                                   $ 1,542,513
                                                                                                   -----------
BROKERAGE & ASSET MANAGERS - 5.1%
Franklin Resources, Inc.                                                                 4,250     $   562,998
Goldman Sachs Group, Inc.                                                                8,720       1,890,060
Lehman Brothers Holdings, Inc.                                                           7,390         550,703
Mellon Financial Corp.                                                                  16,250         715,000
Merrill Lynch & Co., Inc.                                                                5,600         468,048
                                                                                                   -----------
                                                                                                   $ 4,186,809
                                                                                                   -----------
BUSINESS SERVICES - 1.1%
Accenture Ltd., "A"                                                                     20,280     $   869,809
                                                                                                   -----------
CHEMICALS - 2.6%
Dow Chemical Co.                                                                         6,920     $   306,002
PPG Industries, Inc.                                                                    14,970       1,139,367
Syngenta AG, ADR                                                                        18,680         727,212
                                                                                                   -----------
                                                                                                   $ 2,172,581
                                                                                                   -----------
COMPUTER SOFTWARE - 1.5%
Oracle Corp. (a)                                                                        63,960     $ 1,260,652
                                                                                                   -----------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
Hewlett-Packard Co.                                                                     14,360     $   640,743
                                                                                                   -----------
CONSTRUCTION - 2.4%
Masco Corp.                                                                             45,260     $ 1,288,552
Sherwin-Williams Co.                                                                     6,010         399,485
Toll Brothers, Inc. (a)                                                                  9,590         239,558
                                                                                                   -----------
                                                                                                   $ 1,927,595
                                                                                                   -----------
CONSUMER GOODS & SERVICES - 1.7%
Procter & Gamble Co.                                                                    22,630     $ 1,384,730
                                                                                                   -----------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                                                       12,420     $   165,310
                                                                                                   -----------
ELECTRICAL EQUIPMENT - 2.2%
Cooper Industries Ltd., "A"                                                              2,460     $   140,441
General Electric Co.                                                                    11,270         431,416
Rockwell Automation, Inc.                                                                7,770         539,549
W.W. Grainger, Inc.                                                                      7,460         694,153
                                                                                                   -----------
                                                                                                   $ 1,805,559
                                                                                                   -----------
ELECTRONICS - 1.4%
Intel Corp.                                                                             47,560     $ 1,130,026
                                                                                                   -----------
ENERGY - INDEPENDENT - 2.6%
Apache Corp.                                                                             8,870     $   723,703
Devon Energy Corp.                                                                      11,810         924,605
EOG Resources, Inc.                                                                      7,020         512,881
                                                                                                   -----------
                                                                                                   $ 2,161,189
                                                                                                   -----------
ENERGY - INTEGRATED - 9.6%
Chevron Corp.                                                                            6,583     $   554,552
ConocoPhillips                                                                          20,860       1,637,510
Exxon Mobil Corp.                                                                       26,500       2,222,820
Hess Corp.                                                                              15,870         935,695
Royal Dutch Shell PLC, ADR                                                               5,340         433,608
TOTAL S.A., ADR                                                                         26,260       2,126,535
                                                                                                   -----------
                                                                                                   $ 7,910,720
                                                                                                   -----------
FOOD & BEVERAGES - 2.8%
Kellogg Co.                                                                             17,380     $   900,110
Nestle S.A., ADR                                                                         7,300         698,245
PepsiCo, Inc.                                                                           10,554         684,427
                                                                                                   -----------
                                                                                                   $ 2,282,782
                                                                                                   -----------
FOOD & DRUG STORES - 0.8%
CVS Caremark Corp.                                                                      17,730     $   646,259
                                                                                                   -----------
FOREST & PAPER PRODUCTS - 0.1%
Bowater, Inc.                                                                            2,760     $    68,862
                                                                                                   -----------
GAMING & LODGING - 0.8%
Royal Caribbean Cruises Ltd.                                                            15,650     $   672,637
                                                                                                   -----------
GENERAL MERCHANDISE - 1.4%
Macy's, Inc.                                                                            29,610     $ 1,177,886
                                                                                                   -----------
HEALTH MAINTENANCE ORGANIZATIONS - 1.8%
UnitedHealth Group, Inc.                                                                 7,320     $   374,345
WellPoint, Inc. (a)                                                                     13,460       1,074,512
                                                                                                   -----------
                                                                                                   $ 1,448,857
                                                                                                   -----------
INSURANCE - 9.0%
Aflac, Inc.                                                                              6,950     $   357,230
Allstate Corp.                                                                          41,916       2,578,253
Chubb Corp.                                                                              8,940         484,012
Genworth Financial, Inc., "A"                                                           22,780         783,632
Hartford Financial Services Group, Inc.                                                  8,890         875,754
MetLife, Inc.                                                                           34,660       2,234,877
Prudential Financial, Inc.                                                                 900          87,507
                                                                                                   -----------
                                                                                                   $ 7,401,265
                                                                                                   -----------
MACHINERY & TOOLS - 1.5%
Deere & Co.                                                                              7,460     $   900,720
Eaton Corp.                                                                              2,010         186,930
Timken Co.                                                                               3,630         131,079
                                                                                                   -----------
                                                                                                   $ 1,218,729
                                                                                                   -----------
MAJOR BANKS - 7.6%
Bank of America Corp.                                                                   57,250     $ 2,798,952
Bank of New York Co., Inc.                                                              17,910         742,190
PNC Financial Services Group, Inc.                                                      14,180       1,015,004
State Street Corp.                                                                       5,900         403,560
SunTrust Banks, Inc.                                                                    14,850       1,273,239
                                                                                                   -----------
                                                                                                   $ 6,232,945
                                                                                                   -----------
NETWORK & TELECOM - 0.3%
Cisco Systems, Inc. (a)                                                                  8,850     $   246,473
                                                                                                   -----------
OIL SERVICES - 0.4%
Noble Corp.                                                                              3,610     $   352,047
                                                                                                   -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.2%
American Express Co.                                                                    13,865     $   848,261
Citigroup, Inc.                                                                         48,230       2,473,717
Fannie Mae                                                                              23,762       1,552,371
Freddie Mac                                                                              6,540         396,978
UBS AG                                                                                  24,860       1,491,849
                                                                                                   -----------
                                                                                                   $ 6,763,176
                                                                                                   -----------
PHARMACEUTICALS - 6.8%
Abbott Laboratories                                                                      5,740     $   307,377
Eli Lilly & Co.                                                                         11,630         649,884
GlaxoSmithKline PLC, ADR                                                                 8,200         429,434
Johnson & Johnson                                                                       31,260       1,926,241
Merck & Co., Inc.                                                                       16,780         835,644
Wyeth                                                                                   25,660       1,471,344
                                                                                                   -----------
                                                                                                   $ 5,619,924
                                                                                                   -----------
PRINTING & PUBLISHING - 0.2%
New York Times Co., "A"                                                                  4,790     $   121,666
                                                                                                   -----------
RAILROAD & SHIPPING - 1.1%
Burlington Northern Santa Fe Corp.                                                       8,760     $   745,826
Norfolk Southern Corp.                                                                   3,540         186,098
                                                                                                   -----------
                                                                                                   $   931,924
                                                                                                   -----------
SPECIALTY CHEMICALS - 1.5%
Air Products & Chemicals, Inc.                                                           7,230     $   581,075
Praxair, Inc.                                                                            8,920         642,151
                                                                                                   -----------
                                                                                                   $ 1,223,226
                                                                                                   -----------
SPECIALTY STORES - 0.6%
Lowe's Cos., Inc.                                                                        5,100     $   156,519
Staples, Inc.                                                                           13,700         325,101
                                                                                                   -----------
                                                                                                   $   481,620
                                                                                                   -----------
TELECOMMUNICATIONS - WIRELESS - 1.9%
Sprint Nextel Corp.                                                                     36,340     $   752,601
Vodafone Group PLC, ADR                                                                 24,706         830,863
                                                                                                   -----------
                                                                                                   $ 1,583,464
                                                                                                   -----------
TELEPHONE SERVICES - 1.5%
AT&T, Inc.                                                                               6,340     $   263,110
Embarq Corp.                                                                             7,285         461,650
Telus Corp.                                                                              2,050         120,786
Verizon Communications, Inc.                                                             9,350         384,939
                                                                                                   -----------
                                                                                                   $ 1,230,485
                                                                                                   -----------
TOBACCO - 3.5%
Altria Group, Inc.                                                                      40,600     $ 2,847,684
                                                                                                   -----------
UTILITIES - ELECTRIC POWER - 3.7%
Dominion Resources, Inc.                                                                13,970     $ 1,205,751
Entergy Corp.                                                                            5,380         577,543
FPL Group, Inc.                                                                         13,300         754,642
PPL Corp.                                                                                5,360         250,794
Public Service Enterprise Group, Inc.                                                    3,150         276,507
                                                                                                   -----------
                                                                                                   $ 3,065,237
                                                                                                   -----------
TOTAL COMMON STOCKS (IDENTIFIED COST, $64,468,154)                                                 $81,414,000
                                                                                                   -----------
SHORT-TERM OBLIGATIONS - 0.8%
New Center Asset Trust, 5.36%, due 7/02/07, at Amortized Cost and Value (y)           $671,000     $   670,900
                                                                                                   -----------
TOTAL INVESTMENTS (IDENTIFIED COST, $65,139,054)                                                   $82,084,900
                                                                                                   -----------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                   78,871
                                                                                                   -----------
NET ASSETS - 100.0%                                                                                $82,163,771
                                                                                                   -----------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:

ADR     American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 6/30/07

ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $65,139,054)                                       $82,084,900
Cash                                                                                               955
Receivable for investments sold                                                                 93,827
Interest and dividends receivable                                                              124,945
Receivable from investment adviser                                                              12,150
Other assets                                                                                     1,263
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                              $82,318,040
---------------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                              $91,903
Payable to affiliates
  Management fee                                                                                 3,711
  Shareholder servicing costs                                                                       86
  Administrative services fee                                                                      190
Payable for independent trustees' compensation                                                     448
Accrued expenses and other liabilities                                                          57,931
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                            $154,269
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $82,163,771
---------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $61,701,218
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                           16,945,842
Accumulated net realized gain (loss) on investments and foreign currency transactions        2,837,219
Undistributed net investment income                                                            679,492
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $82,163,771
---------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                   6,317,387
---------------------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $82,163,771/6,317,387 shares of
beneficial interest outstanding)                                                                               $13.01
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 6/30/07

NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $2,128,324
  Interest                                                                                      48,514
  Foreign taxes withheld                                                                       (25,448)
---------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                    $2,151,390
---------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $528,668
  Shareholder servicing costs                                                                    6,669
  Administrative services fee                                                                   24,227
  Independent trustees' compensation                                                             3,269
  Custodian fee                                                                                 30,727
  Shareholder communications                                                                     6,777
  Auditing fees                                                                                 38,663
  Legal fees                                                                                     1,786
  Miscellaneous                                                                                 35,824
---------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                               $676,610
---------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (2,281)
  Reduction of expenses by investment adviser                                                 (191,998)
---------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                 $482,331
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                      $1,669,059
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $13,240,980
  Foreign currency transactions                                                                      1
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                 $13,240,981
---------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $4,563,946
  Translation of assets and liabilities in foreign currencies                                       (4)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                 $4,563,942
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                               $17,804,923
---------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                      $19,473,982
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 6/30                                                                                 2007            2006

CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,669,059      $1,951,848
Net realized gain (loss) on investments and foreign currency transactions                  13,240,981      17,199,571
Net unrealized gain (loss) on investments and foreign currency translation                  4,563,942      (7,685,653)
---------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $19,473,982     $11,465,766
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(1,983,034)    $(1,946,252)
From net realized gain on investments and foreign currency transactions                    (3,827,665)     (6,795,827)
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(5,810,699)    $(8,742,079)
---------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                        $(28,647,115)   $(17,271,830)
---------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(14,983,832)   $(14,548,143)
---------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                     97,147,603     111,695,746
At end of period (including undistributed net investment income of
$679,492 and $993,467, respectively)                                                      $82,163,771     $97,147,603
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                   YEARS ENDED 6/30
                                                              ----------------------------------------------------------
                                                                 2007        2006         2005         2004         2003
Net asset value, beginning of period                           $11.26      $11.09       $10.40        $8.71        $9.20
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                       $0.23       $0.21        $0.19        $0.18        $0.16
Net realized and unrealized gain (loss) on investments and
foreign currency                                                 2.39        1.06         1.16         1.66        (0.51)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $2.62       $1.27        $1.35        $1.84       $(0.35)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
From net investment income                                     $(0.30)     $(0.24)      $(0.21)      $(0.15)      $(0.14)
From net realized gain on investments and foreign
currency transactions                                           (0.57)      (0.86)       (0.45)          --           --
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.87)     $(1.10)      $(0.66)      $(0.15)      $(0.14)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $13.01      $11.26       $11.09       $10.40        $8.71
------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         23.88       12.06        13.05        21.23        (3.69)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           0.77        0.75         0.73         0.71         0.76
Expenses after expense reductions (f)                            0.55        0.55         0.55         0.55         0.55
Net investment income                                            1.89        1.81         1.81         1.81         2.05
Portfolio turnover                                                 27          50           36           69           68
Net assets at end of period (000 Omitted)                     $82,164     $97,148     $111,696     $122,848     $135,005
------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Value Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

The tax character of distributions declared to shareholders is as follows:

                                                  6/30/07       6/30/06

          Ordinary income (including any
          short-term capital gains)            $2,172,415    $2,483,658
          Long-term capital gain                3,638,284     6,258,421
          -------------------------------------------------------------
          Total distributions                  $5,810,699    $8,742,079

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 6/30/07

          Cost of investments                               $65,373,104
          -------------------------------------------------------------
          Gross appreciation                                $17,022,436
          Gross depreciation                                   (310,640)
          -------------------------------------------------------------
          Net unrealized appreciation (depreciation)        $16,711,796
          Undistributed ordinary income                        $967,318
          Undistributed long-term capital gain                2,783,507
          Other temporary differences                               (68)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $44,056, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended June 30, 2007 was equivalent to an annual effective rate of 0.55% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses. This written agreement will continue through October 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended June 30, 2007, this reduction amounted to $147,496 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2007, the fee was $6,612, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2007, these costs amounted to $28. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended June 30, 2007 was equivalent to an annual effective rate of 0.0275% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended June 30, 2007, the fee paid to Tarantino LLC was $564. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $446, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, in-kind transactions and short-term obligations, aggregated $23,711,273 and $25,702,304, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                        YEAR ENDED 6/30/07              YEAR ENDED 6/30/06
                                                     SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                           201,200       $2,420,234      2,496,645      $27,733,407
Shares issued to shareholders in reinvestment
of distributions                                      481,018       $5,810,699        822,397       $8,742,079
Shares reacquired                                  (2,988,758)    $(36,878,048)    (4,766,404)    $(53,747,316)
--------------------------------------------------------------------------------------------------------------
Net change                                         (2,306,540)    $(28,647,115)    (1,447,362)    $(17,271,830)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended June 30, 2007, the fund's commitment fee and interest expense were $34 and $1,160, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) REDEMPTION IN-KIND

On October 20, 2006, November 22, 2006, and December 29, 2006, the fund paid redemption proceeds by a distribution in-kind of portfolio securities that were valued at $7,176,932, $15,280,727, and $7,547,717, respectively. The redeeming shareholder received a pro rata share of each of the securities held by the fund. The distribution of such securities generated realized gains of $2,223,678, $4,626,168, and $2,281,824, respectively, for the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Institutional Trust and the Shareholders of MFS Institutional Large Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Institutional Large Cap Value Fund (one of the portfolios comprising MFS Institutional Trust (the "Trust")) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Institutional Large Cap Value Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 21, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                              POSITION(s) HELD     TRUSTEE/OFFICER            THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND             SINCE(h)              OTHER DIRECTORSHIPS(j)
-------------------         -------------------    ---------------    ------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment Officer
                                                                      and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School (education),
                                                                      Senior Lecturer (since 2006);
                                                                      Secretary of Economic Affairs, The
                                                                      Commonwealth of Massachusetts
                                                                      (January 2002 to December 2002);
                                                                      Fidelity Investments, Vice Chairman
                                                                      (June 2000 to December 2001);
                                                                      Fidelity Management & Research
                                                                      Company (investment adviser),
                                                                      President (March 1997 to July 2001);
                                                                      Bell Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive  Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital, Chief
(born 3/11/37)                                                        of Cardiac Surgery (2005); Harvard
                                                                      Medical School, Professor of Cardiac
                                                                      Surgery; Physician Director of
                                                                      Medical Device Technology for
                                                                      Partners HealthCare

David H. Gunning            Trustee                January 2004       Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                        (mining products and service
                                                                      provider), Vice Chairman/Director
                                                                      (until May 2007); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal (1997
                                                                      to April 2001); Lincoln Electric
                                                                      Holdings, Inc. (welding equipment
                                                                      manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman; Atlantic
                                                                      Coast Tan (tanning salons), Vice
                                                                      Chairman (since 2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc. (acquisition
(born 9/23/38)                                                        planning specialists), President;
                                                                      Wellfleet Investments (investor in
                                                                      health care companies), Managing
                                                                      General Partner (since 1993);
                                                                      Cambridge Nutraceuticals
                                                                      (professional nutritional products),
                                                                      Chief Executive Officer (until May
                                                                      2001)

Laurie J. Thomsen           Trustee                March 2005         New Profit, Inc. (venture
(born 8/05/57)                                                        philanthropy), Partner (since 2006);
                                                                      Private investor; Prism Venture
                                                                      Partners (venture capital),
                                                                      Co-founder and General Partner
                                                                      (until June 2004); The Travelers
                                                                      Companies (commercial property
                                                                      liability insurance), Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant to
                                                                      investment company industry (since
                                                                      2000); TT International Funds
                                                                      (mutual fund complex), Trustee (2000
                                                                      until 2005); Hillview Investment
                                                                      Trust II Funds (mutual fund
                                                                      complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer (since
                                                                      March 2004) Chief Compliance Officer
                                                                      (since December 2006); Fidelity
                                                                      Management & Research Company, Vice
                                                                      President (prior to March 2004);
                                                                      Fidelity Group of Funds, President
                                                                      and Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP, Partner
                                                                      (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    uly 2005           Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since June
                                                                      2005); JP Morgan Investor Services,
                                                                      Vice President (prior to June 2005)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May 2005
                                                                      to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock Advisers,
                                                                      LLC, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005); John Hancock
                                                                      Group of Funds, Senior Vice
                                                                      President, Secretary and Chief Legal
                                                                      Officer (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm), Associate
                                                                      (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary (since
                                                                      January 2006); Wilmer Cutler
                                                                      Pickering Hale and Dorr LLP (law
                                                                      firm), Partner (prior to January
                                                                      2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice President
                                                                      (April 2003 to June 2004); David L.
                                                                      Babson & Co. (investment adviser),
                                                                      Managing Director, Chief
                                                                      Administrative Officer and Director
                                                                      (prior to March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                              CUSTODIAN
Massachusetts Financial Services Company        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                     Effective July 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                     JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741      One Chase Manhattan Plaza
                                                New York, NY 10081
PORTFOLIO MANAGERS
Steven Gorham                                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Nevin Chitkara                                  Deloitte & Touche LLP
                                                200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before November 1, 2007 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $3,638,284 as capital gain dividends paid during the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE
mfs.com

CALL
1-800-637-2262
9 a.m. to 5 p.m. ET

WRITE
MFS Investment Management(R)
500 Boylston Street
Boston, MA 02116-3741



M F S(R)
INVESTMENT MANAGEMENT

                        MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                           MFS(R) INSTITUTIONAL TRUST
                                 ANNUAL REPORT

                                                                         6/30/07
                                                                         IRE-ANN

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

TABLE OF CONTENTS
--------------------------------------------------------------

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          5
--------------------------------------------------------------
EXPENSE TABLE                                                6
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     7
--------------------------------------------------------------
FINANCIAL STATEMENTS                                        10
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               14
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     18
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       19
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               22
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       22
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              22
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     22
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       23
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER

--------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.1%
              Cash & Other Net Assets                     0.9%

              TOP TEN HOLDINGS

              HSBC Holdings PLC                           3.0%
              ------------------------------------------------
              BHP Billiton PLC                            2.7%
              ------------------------------------------------
              Royal Dutch Shell PLC, "A"                  2.6%
              ------------------------------------------------
              E.ON AG                                     2.5%
              ------------------------------------------------
              TOTAL S.A.                                  2.3%
              ------------------------------------------------
              Linde AG                                    2.2%
              ------------------------------------------------
              Nestle S.A.                                 2.2%
              ------------------------------------------------
              Credit Agricole S.A.                        2.0%
              ------------------------------------------------
              WPP Group PLC                               1.9%
              ------------------------------------------------
              Vodafone Group PLC                          1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         28.3%
              ------------------------------------------------
              Utilities & Communications                  9.7%
              ------------------------------------------------
              Energy                                      8.8%
              ------------------------------------------------
              Basic Materials                             8.4%
              ------------------------------------------------
              Health Care                                 6.8%
              ------------------------------------------------
              Technology                                  6.7%
              ------------------------------------------------
              Autos & Housing                             6.3%
              ------------------------------------------------
              Consumer Staples                            6.2%
              ------------------------------------------------
              Retailing                                   5.5%
              ------------------------------------------------
              Industrial Goods & Services                 4.6%
              ------------------------------------------------
              Special Products & Services                 3.6%
              ------------------------------------------------
              Leisure                                     2.8%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             21.7%
              ------------------------------------------------
              Japan                                      15.4%
              ------------------------------------------------
              Germany                                    14.2%
              ------------------------------------------------
              France                                     11.8%
              ------------------------------------------------
              Switzerland                                 9.4%
              ------------------------------------------------
              Italy                                       3.7%
              ------------------------------------------------
              Netherlands                                 2.8%
              ------------------------------------------------
              South Korea                                 2.1%
              ------------------------------------------------
              Australia                                   2.0%
              ------------------------------------------------
              Other Countries                            16.9%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2007, the MFS Institutional International Research Equity Fund provided a total return of 27.76%, at net asset value. This compares with a return of 27.54% for the fund's benchmark, the MSCI EAFE Index.

MARKET ENVIRONMENT

During the reporting period, the U.S. economy continued to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, the global economy remained in the midst of its fastest expansion since the 1970s. Around the world, economies were growing more than expected as domestic demand improved and world trade accelerated. With the stronger growth, however, came increased concern about rising inflation, especially as capacity became more constrained, wages rose, and oil prices advanced.

Rising interest rates did not dampen world economic activity but sparked a growing sense of risk aversion among some investors. Global stock and bond markets sold off in early June as investors, in our opinion, began to react fearfully to the potential loss of liquidity in the global financial systems. Around the world, central banks, with the exception of the U.S. Federal Reserve Board, had been raising or were expected to raise interest rates in efforts to curb fears of rising inflation that had been spurred by strong global growth.

CONTRIBUTORS TO PERFORMANCE

For the MFS Institutional International Research Equity Fund, stock selection in the utilities and communications sector was a positive factor that drove performance over the reporting period. Within the sector, diversified communications and media company Rogers Communications(aa) (Canada) rose significantly over the period. The company continues to perform strongly and has recently tripled the amount of its quarterly dividend to shareholders. Other stocks within the sector that contributed included telecommunications company Telenor (Norway), electric utility company Iberdola(g) (Spain), and energy service provider E.ON (Germany). Iberdola benefited from merger speculation within the European utilities industry.

Stock selection in the health care sector added to relative results over the reporting period. Shares of biopharmaceutical company Actelion(aa) (Switzerland) helped drive results within the sector. Actelion's stock price climbed significantly due to the accelerating growth of its main drug, Tracleer (a treatment for pulmonary arterial hypertension), and the weakening of competition facing this drug within the industry. Positioning in health care products manufacturer Bayer AG (Germany) aided performance as the stock significantly outperformed the index. Avoiding pharmaceutical company Sanofi-Aventis (France) was helpful to performance as this benchmark constituent lagged the index over the period.

Factors in other areas that benefited performance included our avoidance of integrated oil company BP Amoco (U.K.), and financial services firm Mizuho Financial (Japan) as both benchmark constituents underperformed. Holdings in non-benchmark constituent banking firm Unibanco-Uniao(aa) (Brazil) helped relative performance as this stock outperformed the index.

DETRACTORS FROM PERFORMANCE

Stock selection in the financial services sector dampened results relative to the index over the reporting period. Consumer credit firm Aeon Credit Services (Japan) detracted from results due to weak performance. The company was negatively affected by regulatory changes that limit the interest rate credit card companies can charge customers and by changes to reserve requirements. We continue to hold the position given its attractive valuation, strong position in the Japanese market, and its exposure to fast growing emerging economies through its subsidiaries in Hong Kong, Thailand, Taiwan, and Malaysia. The fund's positioning in weak performing banking and financial services companies Sumitomo Mitsui Financial (Japan), Shinsei Bank(g) (Japan), and Mitsubishi UFJ Financial (Japan) also hurt performance.

Stock selection hampered results in the consumer staples sector. The fund's holdings in household and industrial products manufacturer Kao Corp (Japan) detracted as the company's stock turned in weak results over the period.

Stock selection in the autos and housing sector was another area of weakness. Our decision not to hold DaimlerChrysler hurt results as the stock significantly outperformed the index over the reporting period. Our positioning in automotive manufacturer Honda Motor Co. likewise proved disappointing as the stock lagged the index.

Stocks in other sectors that detracted from results included pharmaceutical company GlaxoSmithKline (U.K.). The stock lost value after a report that was published in the New England Journal of Medicine indicating that Avandia, the company's blockbuster diabetes drug, may lead to an increased risk of heart attack for patients taking the drug. Microchip and electronics manufacturer Samsung Electronics(aa) (Japan) decreased in value over the reporting period. Iron ore producer Companhia Vale do Rio Doce(aa)(g) (Brazil) also detracted as this non-benchmark constituent lagged the broad index.

Respectfully,

Jose Luis Garcia                  Thomas Melendez
Portfolio Manager                 Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/07

The following chart illustrates the fund's historical performance in comparison to its benchmark. Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. The minimum initial investment is generally $3 million. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, July 16, 2002, through the stated period end.)

                            MFS Institutional              MSCI
                              International                EAFE
                          Research Equity Fund             Index

          7/02                $3,000,000                $3,000,000
          6/03                 3,134,800                 3,050,100
          6/04                 4,100,800                 4,052,000
          6/05                 4,591,700                 4,624,400
          6/06                 6,105,500                 5,876,000
          6/07                 7,800,577                 7,494,014

TOTAL RETURNS THROUGH 6/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

                           Fund
                     commencement date                      1-yr       Life (t)
-------------------------------------------------------------------------------
                          7/16/02                          27.76%       21.26%
-------------------------------------------------------------------------------

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
MSCI EAFE Index (f)                                        27.54%       20.20%
-------------------------------------------------------------------------------
(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, July 16, 2002, through the stated period end.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index - a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                      Annualized     Beginning         Ending        Period(p)
                        Expense    Account Value   Account Value     1/01/07-
                         Ratio        1/01/07         6/30/07        6/30/07
--------------------------------------------------------------------------------
   Actual                0.85%       $1,000.00       $1,105.40         $4.44
--------------------------------------------------------------------------------
   Hypothetical(h)       0.85%       $1,000.00       $1,020.58         $4.26
--------------------------------------------------------------------------------
(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

ISSUER                                                        SHARES/PAR                VALUE ($)

COMMON STOCKS - 99.1%
AEROSPACE - 0.9%
Finmeccanica S.p.A                                                 65,590         $     2,011,127
                                                                                  ---------------
ALCOHOLIC BEVERAGES - 1.7%
Heineken N.V                                                       44,730         $     2,627,301
Pernod Ricard S.A                                                   5,268               1,165,480
                                                                                  ---------------
                                                                                  $     3,792,781
                                                                                  ---------------
APPAREL MANUFACTURERS - 3.8%
Adidas AG                                                          58,260         $     3,682,243
Billabong International Ltd.                                       46,518                 708,037
Li & Fung Ltd.                                                    347,000               1,249,431
LVMH Moet Hennessy Louis Vuitton S.A                               26,920               3,102,622
                                                                                  ---------------
                                                                                  $     8,742,333
                                                                                  ---------------
AUTOMOTIVE - 5.2%
Bayerische Motoren Werke AG                                        49,090         $     3,184,867
Bridgestone Corp.                                                 178,600               3,828,541
Continental AG                                                     14,556               2,053,268
Honda Motor Co. Ltd.                                               74,600               2,725,833
                                                                                  ---------------
                                                                                  $    11,792,509
                                                                                  ---------------
BIOTECHNOLOGY - 0.6%
Actelion Ltd. (a)                                                  33,021         $     1,473,379
                                                                                  ---------------
BROADCASTING - 2.8%
Antena 3 de Television S.A. (a)                                    47,198         $       982,611
Grupo Televisa S.A., ADR                                           35,990                 993,684
Nippon Television Network Corp.                                        30                   4,097
WPP Group PLC                                                     288,930               4,321,249
                                                                                  ---------------
                                                                                  $     6,301,641
                                                                                  ---------------
BROKERAGE & ASSET MANAGERS - 1.9%
EFG International                                                  33,780         $     1,555,687
Nomura Holdings, Inc.                                             142,700               2,780,886
                                                                                  ---------------
                                                                                  $     4,336,573
                                                                                  ---------------
BUSINESS SERVICES - 1.4%
Bunzl PLC                                                          78,980         $     1,093,017
Intertek Group PLC                                                 14,200                 278,343
Mitsubishi Corp.                                                   48,000               1,258,901
Mitsui & Co. Ltd.                                                  34,000                 677,764
                                                                                  ---------------
                                                                                  $     3,308,025
                                                                                  ---------------
CHEMICALS - 2.4%
Makhteshim-Agan Industries Ltd.                                   166,910         $     1,208,753
Syngenta AG                                                        12,390               2,415,110
Umicore                                                             8,420               1,822,599
                                                                                  ---------------
                                                                                  $     5,446,462
                                                                                  ---------------
COMPUTER SOFTWARE - 1.1%
SAP AG                                                             47,640         $     2,447,632
                                                                                  ---------------
COMPUTER SOFTWARE - SYSTEMS - 0.2%
HCL Technologies Ltd.                                              64,010         $       540,873
                                                                                  ---------------
CONGLOMERATES - 2.2%
Siemens AG                                                         29,250         $     4,208,122
Smiths Group PLC                                                   34,453                 819,659
                                                                                  ---------------
                                                                                  $     5,027,781
                                                                                  ---------------
CONSTRUCTION - 1.1%
CRH PLC                                                            36,790         $     1,815,551
Siam Cement Public Co. Ltd.                                        85,100                 660,588
                                                                                  ---------------
                                                                                  $     2,476,139
                                                                                  ---------------
CONSUMER GOODS & SERVICES - 2.1%
Kao Corp.                                                          77,000         $     1,994,479
Kimberly-Clark de Mexico S.A. de C.V., "A"                        155,470                 675,212
Reckitt Benckiser PLC                                              38,430               2,103,788
                                                                                  ---------------
                                                                                  $     4,773,479
                                                                                  ---------------
ELECTRICAL EQUIPMENT - 2.3%
OMRON Corp.                                                        77,000         $     2,025,740
Schneider Electric S.A                                             22,674               3,175,101
                                                                                  ---------------
                                                                                  $     5,200,841
                                                                                  ---------------
ELECTRONICS - 5.2%
ARM Holdings PLC                                                  602,390         $     1,761,127
ASML Holding N.V. (a)                                               1,400                  38,581
Funai Electric Co. Ltd.                                            14,200                 829,020
Konica Minolta Holdings, Inc.                                     104,500               1,543,466
Nippon Electric Glass Co. Ltd.                                     68,000               1,200,926
Royal Philips Electronics N.V                                      65,780               2,788,609
Samsung Electronics Co. Ltd.                                        4,330               2,652,790
Venture Corp. Ltd.                                                109,000               1,118,387
                                                                                  ---------------
                                                                                  $    11,932,906
                                                                                  ---------------
ENERGY - INDEPENDENT - 0.7%
INPEX Holdings, Inc.                                                   96         $       896,431
PTT Public Co. Ltd.                                               102,200                 799,247
                                                                                  ---------------
                                                                                  $     1,695,678
                                                                                  ---------------
ENERGY - INTEGRATED - 7.6%
BG Group PLC                                                       63,160         $     1,036,663
OAO Gazprom, ADR                                                   27,830               1,166,077
Petroleo Brasileiro S.A., ADR                                       6,090                 738,534
Royal Dutch Shell PLC, "A"                                        147,250               5,996,702
Sasol Ltd.                                                         19,500                 735,249
Statoil A.S.A                                                      80,740               2,497,862
TOTAL S.A                                                          63,500               5,154,708
                                                                                  ---------------
                                                                                  $    17,325,795
                                                                                  ---------------
FOOD & BEVERAGES - 2.4%
Nestle S.A                                                         13,018         $     4,942,861
Nong Shim Co. Ltd.                                                  2,026                 576,758
                                                                                  ---------------
                                                                                  $     5,519,619
                                                                                  ---------------
FOOD & DRUG STORES - 0.5%
Lawson, Inc.                                                       33,800         $     1,169,161
                                                                                  ---------------
INSURANCE - 3.0%
AXA                                                                96,180         $     4,127,150
Suncorp-Metway Ltd.                                               155,191               2,654,255
                                                                                  ---------------
                                                                                  $     6,781,405
                                                                                  ---------------
INTERNET - 0.2%
Universo Online S.A., IPS (a)                                      77,900         $       464,508
                                                                                  ---------------
MACHINERY & TOOLS - 1.4%
Fanuc Ltd.                                                         13,000         $     1,342,698
GEA Group AG (a)                                                   50,190               1,746,427
                                                                                  ---------------
                                                                                  $     3,089,125
                                                                                  ---------------
MAJOR BANKS - 14.6%
Barclays PLC                                                      262,980         $     3,648,706
BNP Paribas                                                        28,285               3,369,686
BOC Hong Kong Holdings Ltd.                                       705,500               1,680,278
Credit Agricole S.A                                               109,570               4,444,314
Deutsche Postbank AG                                               16,830               1,480,263
Erste Bank der Oesterreichischen
Sparkassen AG                                                      21,788               1,700,947
Mitsubishi UFJ Financial Group, Inc.                                   90                 993,870
Royal Bank of Scotland Group PLC                                  322,877               4,103,256
Standard Bank Group Ltd.                                           78,520               1,087,381
Standard Chartered PLC                                             68,552               2,236,195
Sumitomo Mitsui Financial Group, Inc.                                 329               3,072,145
Unibanco - Uniao de Bancos
Brasileiros S.A., GDR                                              20,280               2,289,004
UniCredito Italiano S.p.A                                         350,910               3,125,639
                                                                                  ---------------
                                                                                  $    33,231,684
                                                                                  ---------------
METALS & MINING - 3.8%
BHP Billiton PLC                                                  217,780         $     6,038,446
Steel Authority of India Ltd.                                     696,577               2,240,067
TMK OAO, GDR (n)                                                    7,820                 285,352
                                                                                  ---------------
                                                                                  $     8,563,865
                                                                                  ---------------
NATURAL GAS - DISTRIBUTION - 0.9%
Gaz de France                                                      20,480         $     1,031,974
Tokyo Gas Co. Ltd.                                                199,000                 943,656
                                                                                  ---------------
                                                                                  $     1,975,630
                                                                                  ---------------
OIL SERVICES - 0.5%
Saipem S.p.A                                                       30,420         $     1,039,348
                                                                                  ---------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.8%
Aeon Credit Service Co. Ltd.                                       86,900         $     1,378,771
Bank of Cyprus Public Co. Ltd.                                     54,810                 923,927
CSU Cardsystem S.A. (a)                                            72,390                 431,652
Hana Financial Group, Inc.                                         33,760               1,646,250
HSBC Holdings PLC                                                 377,032               6,906,923
Macquarie Bank Ltd.                                                15,770               1,136,634
Sapporo Hokuyo Holdings, Inc.                                          85                 938,655
UBS AG                                                             70,650               4,222,180
Unione di Banche Italiane Scpa                                     92,352               2,343,606
                                                                                  ---------------
                                                                                  $    19,928,598
                                                                                  ---------------
PHARMACEUTICALS - 6.2%
Astellas Pharma, Inc.                                              35,500         $     1,545,045
Bayer AG                                                           37,460               2,837,865
GlaxoSmithKline PLC                                               115,890               3,036,297
Novartis AG                                                        54,070               3,042,618
Roche Holding AG                                                   21,150               3,750,796
                                                                                  ---------------
                                                                                  $    14,212,621
                                                                                  ---------------
RAILROAD & SHIPPING - 1.0%
East Japan Railway Co.                                                296         $     2,283,302
                                                                                  ---------------
SPECIALTY CHEMICALS - 2.2%
Linde AG                                                           42,040         $     5,071,746
                                                                                  ---------------
SPECIALTY STORES - 1.2%
Fast Retailing Co. Ltd.                                            13,400         $       954,228
NEXT PLC                                                           45,500               1,823,637
                                                                                  ---------------
                                                                                  $     2,777,865
                                                                                  ---------------
TELECOMMUNICATIONS - WIRELESS - 3.0%
America Movil S.A.B. de C.V., "L", ADR                              9,100         $       563,563
Philippine Long Distance Telephone Co.                             22,900               1,312,108
Rogers Communications, Inc., "B"                                   15,990                 683,351
Vodafone Group PLC                                              1,261,110               4,242,613
                                                                                  ---------------
                                                                                  $     6,801,635
                                                                                  ---------------
TELEPHONE SERVICES - 2.5%
Hellenic Telecommunications
Organization S.A                                                   37,600         $     1,165,374
Telefonica S.A                                                     97,310               2,163,051
Telenor A.S.A                                                      94,610               1,845,730
TELUS Corp.                                                         8,200                 492,015
                                                                                  ---------------
                                                                                  $     5,666,170
                                                                                  ---------------
TRUCKING - 0.4%
TNT N.V                                                            19,800         $       892,921
                                                                                  ---------------
UTILITIES - ELECTRIC POWER - 3.3%
E.ON AG                                                            33,250         $     5,586,979
SUEZ S.A                                                           21,818               1,246,351
Tohoku Electric Power Co., Inc.                                    31,300                 702,728
                                                                                  ---------------
                                                                                  $     7,536,058
                                                                                  ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $187,424,347)                                                   $   225,631,215
                                                                                  ---------------
SHORT-TERM OBLIGATIONS - 1.1% (y)
Cargill, Inc., 5.37%, due 7/02/07 (t)                       $      89,000         $        88,987
Natexis Banques Populaires, 5.37%, due 7/02/07                  2,395,000               2,394,643
                                                                                  ---------------
TOTAL SHORT-TERM OBLIGATIONS, AT
AMORTIZED COST AND VALUE                                                          $     2,483,630
                                                                                  ---------------
TOTAL INVESTMENTS
(IDENTIFIED COST, $189,907,977) (k)                                               $   228,114,845
                                                                                  ---------------
OTHER ASSETS,
LESS LIABILITIES - (0.2)%                                                                (469,381)
                                                                                  ---------------
NET ASSETS - 100.0%                                                               $   227,645,464
                                                                                  ---------------

(a) Non-income producing security.
(k) As of June 30, 2007, the fund had 57 securities that were fair valued, aggregating $151,998,981 and 66.63% of market value, in accordance with the policies adopted by the Board of Trustees.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $285,352, representing 0.1% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section
    4 (2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt
IPS      International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 6/30/07

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $189,907,977)                                    $228,114,845
Cash                                                                                           13,246
Foreign currency, at value (identified cost, $446,057)                                        452,333
Receivable for investments sold                                                             4,270,457
Receivable for trust shares sold                                                               62,370
Interest and dividends receivable                                                             525,297
Receivable from investment adviser                                                              2,250
Other assets                                                                                    2,223
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $233,443,021
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $5,578,828
Payable for trust shares reacquired                                                             5,387
Payable to affiliates
  Management fee                                                                               13,884
  Shareholder servicing costs                                                                     229
  Administrative services fee                                                                     396
Payable for independent trustees' compensation                                                    675
Accrued expenses and other liabilities                                                        198,158
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $5,797,557
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $227,645,464
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $161,227,571
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies (net of $58,048 deferred country tax)                    38,153,433
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                               25,469,899
Undistributed net investment income                                                         2,794,561
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $227,645,464
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          13,322,428
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $227,645,464/13,322,428 shares of
beneficial interest outstanding)                                                                                       $17.09
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 6/30/07

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $5,573,060
  Interest                                                                                      55,059
  Foreign taxes withheld                                                                      (474,745)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $5,153,374
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $1,529,410
  Shareholder servicing costs                                                                   15,419
  Administrative services fee                                                                   44,606
  Independent trustees' compensation                                                             5,603
  Custodian fee                                                                                305,139
  Shareholder communications                                                                     8,088
  Auditing fees                                                                                 40,021
  Legal fees                                                                                     3,462
  Miscellaneous                                                                                 88,406
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $2,040,154
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (3,957)
  Reduction of expenses by investment adviser                                                 (300,739)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,735,458
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $3,417,916
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $2,761 country tax)                                      $35,607,388
  Foreign currency transactions                                                               (119,467)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $35,487,921
-----------------------------------------------------------------------------------------------------------------------------

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
  Investments (net of $58,048 deferred country tax)                                        $11,586,650
  Translation of assets and liabilities in foreign currencies                                  (15,035)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $11,571,615
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $47,059,536
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $50,477,452
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                              6/30/07                 6/30/06

CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $3,417,916              $2,612,600
Net realized gain (loss) on investments and foreign currency transactions                  35,487,921              31,333,828
Net unrealized gain (loss) on investments and foreign currency translation                 11,571,615              13,849,342
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $50,477,452             $47,795,770
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(3,770,730)            $(2,118,935)
From net realized gain on investments and foreign currency transactions                   (32,393,051)            (16,317,673)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(36,163,781)           $(18,436,608)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                         $28,697,631              $7,701,771
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $43,011,302             $37,060,933
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    184,634,162             147,573,229
At end of period (including undistributed net investment income of $2,794,561 and
$3,080,275, respectively)                                                                $227,645,464            $184,634,162
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                       YEARS ENDED 6/30
                                                               ----------------------------------------------------------------
                                                                   2007           2006           2005         2004      2003(c)

Net asset value, beginning of period                             $16.13         $13.56         $13.46       $10.43       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                         $0.28          $0.23          $0.19        $0.20        $0.14
Net realized and unrealized gain (loss) on investments
and foreign currency                                               3.86           4.07           1.46         3.00         0.31
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $4.14          $4.30          $1.65        $3.20        $0.45
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                       $(0.33)        $(0.20)        $(0.16)      $(0.10)      $(0.02)
From net realized gain on investments and foreign
currency transactions                                             (2.85)         (1.53)         (1.39)       (0.07)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(3.18)        $(1.73)        $(1.55)      $(0.17)      $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $17.09         $16.13         $13.56       $13.46       $10.43
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           27.76          32.97          11.97        30.82         4.49(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.00           0.98           0.98         1.03         1.11(a)
Expenses after expense reductions (f)                              0.85           0.85           0.85         0.85         0.85(a)
Net investment income                                              1.68           1.52           1.40         1.61         1.55(a)
Portfolio turnover                                                   90             92             93          109           97
Net assets at end of period (000 Omitted)                      $227,645       $184,634       $147,573     $103,857      $59,258
-------------------------------------------------------------------------------------------------------------------------------

(a)  Annualized.
(c)  For the period from the commencement of the fund's investment operations, July 16, 2002, through the stated period end.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(n)  Not annualized.
(r)  Certain expenses have been reduced without which performance would have been lower.
(s)  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Research Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                                    6/30/07            6/30/06

Ordinary income (including any
short-term capital gains)                       $16,767,067         $7,291,276

Long-term capital gain                           19,396,714         11,145,332
--------------------------------------------------------------------------------
Total distributions                             $36,163,781        $18,436,608

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF 06/30/07
              Cost of investments                   $190,668,182
              --------------------------------------------------
              Gross appreciation                     $40,618,421
              Gross depreciation                      (3,171,758)
              --------------------------------------------------
              Net unrealized appreciation
              (depreciation)                         $37,446,663
              Undistributed ordinary income          $10,415,027
              Undistributed long-term capital gain    18,609,638
              Other temporary differences                (53,435)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund's average daily net assets. This written agreement will continue through October 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended June 30, 2007, this reduction amounted to $299,727 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2007, the fee was $15,294, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2007, these costs amounted to $94. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended June 30, 2007 was equivalent to an annual effective rate of 0.0219% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended June 30, 2007, the fee paid to Tarantino LLC was $1,302. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,012, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $183,147,710 and $187,085,402, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                           YEAR ENDED 6/30/07                 YEAR ENDED 6/30/06
                                                        SHARES            AMOUNT           SHARES            AMOUNT

Shares sold                                              3,218,677       $50,940,872        1,693,686       $25,782,924
Shares issued to shareholders in
reinvestment of distributions                              157,232         2,427,663           81,487         1,192,971
Shares reacquired                                       (1,503,276)      (24,670,904)      (1,204,774)      (19,274,124)

------------------------------------------------------------------------------------------------------------------------
Net change                                               1,872,633       $28,697,631          570,399        $7,701,771

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended June 30, 2007, the fund's commitment fee and interest expense were $677 and $44,935, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) SUBSEQUENT EVENT

MFS Institutional International Research Equity Fund closed on July 20, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Institutional Trust and the Shareholders of MFS Institutional International Research Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Institutional International Research Equity Fund (one of the portfolios comprising MFS Institutional Trust (the "Trust")) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Institutional International Research Equity Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 21, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                   POSITION(s) HELD      TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND              SINCE(h)                       OTHER DIRECTORSHIPS(j)
-------------------                ----------------      ---------------      ---------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)           Trustee                   February 2004     Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(k)             Trustee                   February 2004     Massachusetts Financial Services Company, Chairman
(born 8/08/46)                                                             (since February 2004); MIT Sloan School (education),
                                                                           Senior Lecturer (since 2006); Secretary of Economic
                                                                           Affairs, The Commonwealth of Massachusetts (January 2002
                                                                           to December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                 Trustee and Chair of      February 1992     Private investor; Eastern Enterprises (diversified
(born 5/01/36)                 Trustees                                    services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(n)            Trustee                   January 2006      Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (until 2002)

Lawrence H. Cohn, M.D.         Trustee                   August 1993       Brigham and Women's Hospital, Chief of Cardiac Surgery
(born 3/11/37)                                                             (2005); Harvard Medical School, Professor of Cardiac
                                                                           Surgery; Physician Director of Medical Device Technology
                                                                           for Partners HealthCare

David H. Gunning               Trustee                   January 2004      Retired; Cleveland-Cliffs Inc. (mining products and
(born 5/30/42)                                                             service provider), Vice Chairman/Director (until May
                                                                           2007); Portman Limited (mining), Director (since 2005);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow               Trustee                   December 1993     Private investor and real estate consultant; Capitol
(born 9/27/41)                                                             Entertainment Management Company (video franchise), Vice
                                                                           Chairman; Atlantic Coast Tan (tanning salons), Vice
                                                                           Chairman (since 2002)

Michael Hegarty                Trustee                   December 2004     Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Lawrence T. Perera             Trustee                   July 1981         Hemenway & Barnes (attorneys), Partner
(born 6/23/35)

J. Dale Sherratt               Trustee                   August 1993       Insight Resources, Inc. (acquisition planning
(born 9/23/38)                                                             specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen              Trustee                   March 2005        New Profit, Inc. (venture philanthropy), Partner (since
(born 8/05/57)                                                             2006); Private investor; Prism Venture Partners (venture
                                                                           capital), Co-founder and General Partner (until June
                                                                           2004); The Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                  Trustee                   January 2006      Retired (since 1999); PricewaterhouseCoopers LLP
(born 5/18/41)                                                             (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)              President                 November 2005     Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004) Chief Compliance Officer (since December 2006);
                                                                           Fidelity Management & Research Company, Vice President
                                                                           (prior to March 2004); Fidelity Group of Funds,
                                                                           President and Treasurer (prior to March 2004)

Tracy Atkinson(k)              Treasurer                 September 2005    Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)       Assistant Secretary and   July 2005         Massachusetts Financial Services Company, Vice President
(born 1/18/74)                 Assistant Clerk                             and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April 2003)

Ethan D. Corey(k)              Assistant Secretary and   July 2005         Massachusetts Financial Services Company, Special
(born 11/21/63)                Assistant Clerk                             Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(k)          Assistant Treasurer       July 2005         Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (prior to June 2005)

Mark D. Fischer(k)             Assistant Treasurer       July 2005         Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian E. Langenfeld(k)         Assistant Secretary and   June 2006         Massachusetts Financial Services Company, Assistant Vice
(born 3/07/73)                 Assistant Clerk                             President and Counsel (since May 2006); John Hancock
                                                                           Advisers, LLC, Assistant Vice President and Counsel (May
                                                                           2005 to April 2006); John Hancock Advisers, LLC,
                                                                           Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan(k)              Assistant Treasurer       April 1997        Massachusetts Financial Services Company, Senior
(born 11/13/57)                                                            Vice President

Susan S. Newton(k)             Assistant Secretary and   May 2005          Massachusetts Financial Services Company, Senior Vice
(born 3/07/50)                 Assistant Clerk                             President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(k)            Assistant Secretary and   July 2005         Massachusetts Financial Services Company, Vice President
(born 11/05/70)                Assistant Clerk                             and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(k)            Secretary and Clerk       January 2006      Massachusetts Financial Services Company, Executive Vice
(born 5/01/52)                                                             President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino             Independent Chief         June 2004         Tarantino LLC (provider of compliance services),
(born 3/07/44)                 Compliance Officer                          Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (prior to March
                                                                           2003)

James O. Yost(k)               Assistant Treasurer       September 1990    Massachusetts Financial Services Company, Senior Vice
(born 6/12/60)                                                             President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler,
Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the
Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA  02116-3741            225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Deloitte & Touche LLP
500 Boylston Street, Boston, MA  02116-3741            200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
Jose Luis Garcia
Thomas Melendez

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before November 1, 2007 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $19,396,714 as capital gain dividends paid during the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Web site
mfs.com

Call
1-800-637-2262
9 a.m. to 5 p.m. ET

Write
MFS Investment Management(R)
500 Boylston Street
Boston, MA 02136-3741

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series of the Registrant (collectively, the "Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended June 30, 2007 and 2006, audit fees billed to the Funds by Deloitte were as follows:

                                                         Audit Fees
       FEES BILLED BY DELOITTE:                      2007           2006
                                                     ----           ----
         MFS Institutional International            35,854         32,078
         Equity Fund
         MFS Institutional International            36,854         33,010
         Research Equity Fund
         MFS Institutional Large Cap Value Fund     35,496         31,745
                                                    ------         ------
         TOTAL                                     108,204         96,833

For the fiscal years ended June 30, 2007 and 2006, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----
       To MFS Institutional                0              0           6,217          8,600           379           611
       International Equity Fund
       To MFS Institutional                0              0           5,901          8,300           379           519
       International Research
       Equity Fund
       To MFS Institutional                0              0           5,901          8,300           379           516
       Large Cap Value Fund
  TOTAL FEES BILLED BY DELOITTE            0              0           18,019        25,200          1,137         1,646
       TO ABOVE FUNDS

       To MFS and MFS Related           604,470       1,235,850         0              0           617,323       444,001
       Entities of MFS
       Institutional International
       Equity Fund*

       To MFS and MFS Related           604,470       1,235,850         0              0           617,323       444,001
       Entities of MFS
       Institutional International
       Research Equity Fund*

       To MFS and MFS Related           604,470       1,235,850         0              0           617,323       444,001
       Entities of MFS
       Institutional Large Cap
       Value Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2007                         2006
                                              ----                         ----
       To MFS Institutional              1,375,967                    1,806,952
       International Equity Fund,
       MFS and MFS Related
       Entities#

       To MFS Institutional
       International Research            1,375,651                    1,806,560
       Equity Fund, MFS and
       MFS Related Entities#

       To MFS Institutional
       Large Cap Value Fund,             1,375,651                    1,806,557
       MFS and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                      NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 21, 2007
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 21, 2007
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 21, 2007
      ---------------


* Print name and title of each signing officer under his or her signature.